Condensed Consolidated Balance Sheets (Parentheticals) 10-Q - A PARADISE ACQUISITION CORP. - USD ($)	Mar. 31, 2026	Dec. 31, 2025
Convertible Preferred Stock, par value (in dollar per share)	$ 0.00001	$ 0.00001
Convertible Preferred Stock, shares authorized (in shares)	3,973,381	3,973,381
Convertible Preferred Stock, shares issued (in shares)	3,973,369	3,973,369
Convertible Preferred Stock, shares outstanding (in shares)	3,973,369	3,973,369
Common stock, par value (in dollars per share)	$ 0.00001	$ 0.00001
Common stock, shares authorized (in shares)	16,615,864	16,615,864
Common stock, shares issued (in shares)	10,233,183	10,233,183
Common stock, shares outstanding (in shares)	10,233,183	10,233,183
A PARADISE ACQUISITION CORP.
Preferred shares, par value (in dollars per share)	$ 0	$ 0
Preferred shares, shares authorized (in shares)	1,000,000	1,000,000
Preferred shares, shares issued (in shares)	0	0
Preferred shares, shares outstanding (in shares)	0	0
Class A ordinary shares | A PARADISE ACQUISITION CORP.
Convertible Preferred Stock, par value (in dollar per share)	$ 0	$ 0
Convertible Preferred Stock, shares authorized (in shares)	100,000,000	100,000,000
Convertible Preferred Stock, shares issued (in shares)	20,000,000	20,000,000
Convertible Preferred Stock, shares outstanding (in shares)	20,000,000	20,000,000
Ordinary shares subject to possible redemption (in dollars per share)	$ 10.26	$ 10.17
Common stock, par value (in dollars per share)	$ 0	$ 0
Common stock, shares authorized (in shares)	500,000,000	500,000,000
Common stock, shares issued (in shares)	600,000	600,000
Common stock, shares outstanding (in shares)	600,000	600,000
Class B ordinary shares | A PARADISE ACQUISITION CORP.
Common stock, par value (in dollars per share)	$ 0	$ 0
Common stock, shares authorized (in shares)	50,000,000	50,000,000
Common stock, shares issued (in shares)	6,666,667	6,666,667
Common stock, shares outstanding (in shares)	6,666,667	6,666,667